Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade accounts receivable
Schedule of aging of trade accounts receivable

	31 Dec	31 Dec
	2021	2020
	k€	k€
Not past due	95,556	54,855
Risk provision not past due	—	(2)
Past due 0-30 days	31,222	13,284
Risk provision 0-30 days	(30)	(9)
Past due 31-120 days	5,164	5,489
Risk provision 31-120 days	(89)	(60)
More than 120 days	2,236	6,159
Risk provision more than 120 days	(1,981)	(711)
Total trade accounts receivables	132,078	79,005